UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       3/30/2009

Check here if Amendment: |_|; Amendment Number:

This Amendment (Check only one):    |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Budros, Ruhlin & Roe, Inc
Address:          1801 Watermark Drive, Suite 300
                  Columbus, OH 43215-7088


Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John D. Schuman
Title:   Principal and Chief Compliance Officer
Phone:   614-481-6900

Signature, Place, and Date of Signing:

                            Columbus, Ohio
[Signature]                 [City, State]                [Date]

Report Type (Check one only):

 X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                        Name
28-
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:         119
                                                ---

Form 13F Information Table Value Total:     $  164,756
                                               -------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file member(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number Name


[Repeat as necessary.]

                                            FORM 13F INFORMATION TABLE

                                                                Value      SHARES/  SH  PUT/ OTHER    Investment    VOTING AUTHORITY
Name of Issuer                  Title of Class       Cusip      (x1000)    PRN AMT  PRN CALL MANAGERS Discretion   SOLE  SHARED NONE

3M Company                            COM                88579Y101    442     8,890  SH                  SOLE       8,890
Abbott Laboratories                   COM                  2824100    707    14,812  SH                  SOLE      14,812
Alcatel Lucent ADR                    SPONSORED ADR       13904305     19    10,473  SH                  SOLE      10,473
Altria Group Inc                      COM                02209S103    465    29,047  SH                  SOLE      29,047
American Express                      COM                 25816109    398    29,205  SH                  SOLE      29,205
Amgen Inc                             COM                 31162100    259     5,228  SH                  SOLE       5,228
Apple Computer Inc                    COM                 37833100    642     6,110  SH                  SOLE       6,110
Arris Group Inc                       COM                04269Q100    100    13,519  SH                  SOLE      13,519
AstraZeneca                           SPONSORED ADR       46353108    367    10,350  SH                  SOLE      10,350
AT&T Inc.                             COM                00206R102    725    28,755  SH                  SOLE      28,755
Bank of America Corp                  COM                 60505104    106    15,481  SH                  SOLE      15,481
Berkshire Hathaway                    1/100               84990175 28,611       330  SH                  SOLE         330
Berkshire Hathaway Cl B               CL B                 8467020 17,574     6,232  SH                  SOLE       6,232
Bob Evans Farms, Inc.                 COM                 96761101    610    27,217  SH                  SOLE      27,217
BP Plc ADR                            SPONSORED ADR       55622104    495    12,350  SH                  SOLE      12,350
Bristol-Myers Squibb                  COM                110122108  2,226   101,538  SH                  SOLE     101,538
Cardinal Health Inc                   COM                14149Y108    297     9,439  SH                  SOLE       9,439
Carmax, Inc.                          COM                143130102    175    14,103  SH                  SOLE      14,103
Celgene Corp                          COM                151020104    317     7,138  SH                  SOLE       7,138
ChevronTexaco Corp                    COM                166764100  1,653    24,589  SH                  SOLE      24,589
Cisco Systems                         COM                17275R102  1,877   111,951  SH                  SOLE     111,951
CIT Group Inc                         COM                125581108     46    16,050  SH                  SOLE      16,050
Citigroup, Inc.                       COM                172967101     50    19,695  SH                  SOLE      19,695
Coca-Cola Co                          COM                191216100  1,413    32,159  SH                  SOLE      32,159
ConocoPhillips                        COM                20825C104    609    15,550  SH                  SOLE      15,550
Costco Whsl Corp New                  COM                22160K105    337     7,273  SH                  SOLE       7,273
Covidien Ltd                          COM                G2552X108  1,092    32,854  SH                  SOLE      32,854
CVS Corp                              COM                126650100    557    20,275  SH                  SOLE      20,275
Diageo Plc New Adr F 1 Adr Reps 4 Or  SPON ADR NEW       25243Q205    376     8,395  SH                  SOLE       8,395
Exxon Mobil Corporation               COM                30231G102  1,815    26,650  SH                  SOLE      26,650
Fifth Third Bancorp                   COM                316773100    664   227,397  SH                  SOLE     227,397
FPL Group                             COM                302571104    418     8,243  SH                  SOLE       8,243
General Dynamics Corp.                COM                369550108    344     8,260  SH                  SOLE       8,260
General Electric                      COM                369604103  2,090   206,738  SH                  SOLE     206,738
Genuine Parts Co.                     COM                372460105    421    14,090  SH                  SOLE      14,090
Gilead Science                        COM                375558103    282     6,096  SH                  SOLE       6,096
Goldman Sachs Group Inc               COM                38141G104    617     5,815  SH                  SOLE       5,815
Google Inc Class A                    CL A               38259P508    581     1,670  SH                  SOLE       1,670
Health Care Properties Inv.           COM                40414L109    291    16,315  SH                  SOLE      16,315
Health Care REIT                      COM                42217K106    322    10,527  SH                  SOLE      10,527
Heinz H J Co                          COM                423074103    475    14,363  SH                  SOLE      14,363
Henderson Land Dev Ord                COM                Y31476107     72    19,000  SH                  SOLE      19,000
Hewlett Packard Company               COM                428236103  1,666    51,969  SH                  SOLE      51,969
Huntington Bancshares                 COM                446150104     39    21,524  SH                  SOLE      21,524
Hutchison Whampoa Ord                 COM                Y38024108     69    14,000  SH                  SOLE      14,000
Int'l Bus. Machines                   COM                459200101  2,782    28,716  SH                  SOLE      28,716
Intel Corp                            COM                458140100  1,381    91,892  SH                  SOLE      91,892
iShares Dow Jones Fin. Svcs.          DJ US FINL SVC     464287770    220     6,383  SH                  SOLE       6,383
iShares Morningstar Small Growth IndexSMLL GRWTH IDX     464288604  1,081    24,209  SH                  SOLE      24,209
iShares Msci Eafe Fund                MSCI EAFE IDX      464287465    247     6,570  SH                  SOLE       6,570
iShares Russell 1000 Growth           RUSSELL1000GRW     464287614    798    22,742  SH                  SOLE      22,742
iShares Russell 1000 Index            RUSSELL 1000       464287622 15,668   362,265  SH                  SOLE     362,265
iShares Russell 2000 Growth           RUSL 2000 GROW     464287648    220     4,775  SH                  SOLE       4,775
iShares Russell 2000 Index            RUSSELL 2000       464287655    805    19,145  SH                  SOLE      19,145
iShares Russell Microcap              RSSL MCRCP IDX     464288869    282    10,692  SH                  SOLE      10,692
iShares S&P 500 Index                 S&P 500 INDEX      464287200  4,376    54,955  SH                  SOLE      54,955
iShares S&P 500 Value                 S&P 500 VALUE      464287408    859    23,092  SH                  SOLE      23,092
iShares S&P Midcap 400                S&P MIDCAP 400     464287507    538    11,049  SH                  SOLE      11,049
iShares S&P MidCap Value              S&P MIDCP VALU     464287705    268     6,088  SH                  SOLE       6,088
iShares S&P Smallcap 600              S&P SMLCAP 600     464287804    356     9,792  SH                  SOLE       9,792
iShares S&P Smallcap 600 Value        S&P SMLCP VALU     464287879    224     5,767  SH                  SOLE       5,767
iShares Xinhua China 25 Index ETF     FTSE XNHUA IDX     464287184 11,748   411,763  SH                  SOLE     411,763
Johnson & Johnson                     COM                478160104  1,255    23,858  SH                  SOLE      23,858
JP Morgan Chase & Co.                 COM                46625H100  2,657    99,962  SH                  SOLE      99,962
Kimberly-Clark                        COM                494368103    433     9,384  SH                  SOLE       9,384
Kraft Foods Inc                       CL A               50075N104    480    21,542  SH                  SOLE      21,542
Kroger Co                             COM                501044101    399    18,820  SH                  SOLE      18,820
Lilly (Eli) & Company                 COM                532457108  1,499    44,878  SH                  SOLE      44,878
Lockheed Martin Corp                  COM                539830109    588     8,522  SH                  SOLE       8,522
Louisiana Pacific Corp                COM                546347105     30    13,325  SH                  SOLE      13,325
Lowes Companies Inc                   COM                548661107    325    17,829  SH                  SOLE      17,829
Mastercard Inc                        CL A               57636Q104    671     4,005  SH                  SOLE       4,005
McDonald's Corp                       COM                580135101  3,429    62,836  SH                  SOLE      62,836
Medcohealth Solutions                 COM                58405U102    436    10,537  SH                  SOLE      10,537
Merck & Co                            COM                589331107  1,451    54,226  SH                  SOLE      54,226
Microsoft Corp                        COM                594918104  1,359    73,998  SH                  SOLE      73,998
Miller (Herman) Inc.                  COM                600544100    255    23,901  SH                  SOLE      23,901
Monsanto Co New Del                   COM                61166W101    793     9,547  SH                  SOLE       9,547
Morgan Stanley Group                  COM NEW            617446448    236    10,365  SH                  SOLE      10,365
Motorola Inc                          COM                620076109    463   109,409  SH                  SOLE     109,409
MS India Investment Fund              COM                61745C105    180    14,768  SH                  SOLE      14,768
MVC Capital                           COM                553829102    177    21,074  SH                  SOLE      21,074
Nike Inc  Cl B                        CL B               654106103    361     7,690  SH                  SOLE       7,690
Nokia Corp Spon Adr                   SPONSORED ADR      654902204    369    31,645  SH                  SOLE      31,645
Norfolk Southern Corp                 COM                655844108    281     8,317  SH                  SOLE       8,317
Oracle Sys Corp                       COM                68389X105    294    16,285  SH                  SOLE      16,285
Park National Corp                    COM                700658107  1,360    24,390  SH                  SOLE      24,390
PepsiCo Inc                           COM                713448108    313     6,089  SH                  SOLE       6,089
Petroleo Brasileiro SA                SPONSORED ADR      71654V408    259     8,509  SH                  SOLE       8,509
Pfizer Incorporated                   COM                717081103  1,198    87,923  SH                  SOLE      87,923
Philip Morris International           COM                718172109    531    14,914  SH                  SOLE      14,914
Potash Corp Saskatchewan              COM                73755L107    217     2,683  SH                  SOLE       2,683
PowerShares DB Com Index Tracking FundUNIT BEN INT       73935S105    344    17,205  SH                  SOLE      17,205
Praxair Incorporated                  COM                74005P104    522     7,754  SH                  SOLE       7,754
Procter & Gamble                      COM                742718109  6,366   135,183  SH                  SOLE     135,183
Qualcomm Inc                          COM                747525103    613    15,758  SH                  SOLE      15,758
Schering-Plough                       COM                806605101    417    17,722  SH                  SOLE      17,722
SPDR KBW Bank                         SPDR KBW BK ETF    78464A797    208    15,035  SH                  SOLE      15,035
SPDR S&P Emerging Asia                ASIA PACIF ETF     78463X301  3,227    71,649  SH                  SOLE      71,649
Starbucks Corp                        COM                855244109    893    80,360  SH                  SOLE      80,360
Tellabs Inc                           COM                879664100     70    15,200  SH                  SOLE      15,200
The Travelers Companies Inc           COM               8.942E+113    293     7,218  SH                  SOLE       7,218
Tim Hortons Inc                       COM                88706M103    757    29,847  SH                  SOLE      29,847
Time Warner Cable Inc                 COM                88732J207    212     8,530  SH                  SOLE       8,530
Time Warner Inc.                      COM                887317105    676    35,038  SH                  SOLE      35,038
Transocean Sedco Forex F              REG SHS            H8817H100    543     9,223  SH                  SOLE       9,223
Unilever N.V.                         N Y SHS NEW        904784709    432    22,045  SH                  SOLE      22,045
Union Pacific Corp                    COM                907818108    551    13,394  SH                  SOLE      13,394
US Bancorp                            COM NEW            902973304  2,504   171,409  SH                  SOLE     171,409
Verizon Communications                COM                92343V104    662    21,910  SH                  SOLE      21,910
Visa, Inc.                            COM CL A           92826C839    633    11,392  SH                  SOLE      11,392
Vodafone Group Plc Adr F              SPONS ADR NEW      92857W209    422    24,206  SH                  SOLE      24,206
Wal-Mart Stores Inc                   COM                931142103  2,191    42,056  SH                  SOLE      42,056
Walt Disney Holding Co                COM DISNEY         254687106  1,080    59,476  SH                  SOLE      59,476
Wells Fargo & Co New                  COM                949746101    875    61,467  SH                  SOLE      61,467
Wendy's/Arby's Group, Inc             COM                950587105    630   125,286  SH                  SOLE     125,286
Wesbanco Inc                          COM                950810101  1,823    79,853  SH                  SOLE      79,853
Worthington Industries                COM                981811102    260    29,900  SH                  SOLE      29,900
Y R C Worldwide Inc                   COM                984249102    187    41,665  SH                  SOLE      41,665
YUM Brands Inc.                       COM                988498101    503    18,297  SH                  SOLE      18,297